Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information [Abstract]
Entity Registrant Name	ONCOLYTICS BIOTECH INC
Entity Central Index Key	0001129928
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	32,198,453
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes